FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/28/09
                          -------



Item 1. Schedule of Investments.




Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2009

CONTENTS

Franklin High Income Fund ................................................    3
Notes to Statement of Investments ........................................   10

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin High Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
      (b) SENIOR FLOATING RATE INTERESTS 1.1%
          CONSUMER SERVICES 0.2%
          OSI Restaurant Partners LLC (Outback),
             Pre-Funded Revolving Credit, 1.816% - 2.813%, 6/14/13 .................   United States    $   600,957   $      287,959
             Term Loan B, 2.813%, 6/14/14 ..........................................   United States      7,121,344        3,412,313
                                                                                                                      --------------
                                                                                                                           3,700,272
                                                                                                                      --------------
          MEDIA 0.2%
          Univision Communications Inc., Initial Term Loan, 2.729%, 9/29/14 ........   United States     10,000,000        4,570,830
                                                                                                                      --------------
          UTILITIES 0.7%
          Dynegy Holdings Inc.,
             Term L/C Facility, 1.98%, 4/02/13 .....................................   United States     13,861,332       11,589,058
             Term Loan B, 1.98%, 4/02/13 ...........................................   United States      1,127,253          942,463
                                                                                                                      --------------
                                                                                                                          12,531,521
                                                                                                                      --------------
          TOTAL SENIOR FLOATING RATE INTERESTS (COST $27,904,763) ..................                                      20,802,623
                                                                                                                      --------------
          CORPORATE BONDS 91.4%
          AUTOMOBILES & COMPONENTS 2.1%
          Ford Motor Credit Co. LLC, senior note,
             9.75%, 9/15/10 ........................................................   United States     20,000,000       12,920,880
             9.875%, 8/10/11 .......................................................   United States     35,000,000       20,361,810
      (c) TRW Automotive Inc., senior note, 144A,
             7.00%, 3/15/14 ........................................................   United States      8,800,000        2,508,000
             7.25%, 3/15/17 ........................................................   United States     20,000,000        5,700,000
                                                                                                                      --------------
                                                                                                                          41,490,690
                                                                                                                      --------------
          BANKS 0.6%
      (d) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual .........................   United States     15,000,000        7,275,000
      (d) Wells Fargo Capital XV, pfd., 9.75%, Perpetual ...........................   United States      5,000,000        3,500,000
                                                                                                                      --------------
                                                                                                                          10,775,000
                                                                                                                      --------------
          CAPITAL GOODS 4.1%
      (c) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ...........   United States     25,000,000       12,250,000
          Case New Holland Inc., senior note, 7.125%, 3/01/14 ......................   United States     25,000,000       17,250,000
          L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 ..............   United States     15,000,000       14,400,000
          Nortek Inc., senior note, 10.00%, 12/01/13 ...............................   United States      3,300,000        1,336,500
          RBS Global & Rexnord Corp.,
             senior note, 9.50%, 8/01/14 ...........................................   United States     18,000,000       15,300,000
             senior sub. note, 11.75%, 8/01/16 .....................................   United States      9,100,000        6,006,000
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..................   United States     25,000,000       13,500,000
                                                                                                                      --------------
                                                                                                                          80,042,500
                                                                                                                      --------------
          COMMERCIAL & PROFESSIONAL SERVICES 3.8%
          Allied Waste North America Inc.,
             senior note, 7.875%, 4/15/13 ..........................................   United States     15,000,000       14,975,490
             senior secured note, 6.875%, 6/01/17 ..................................   United States      4,000,000        3,805,848
          ARAMARK Corp., senior note, 8.50%, 2/01/15 ...............................   United States     25,000,000       22,875,000
   (e, f) Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ............   United States      9,053,899              905
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .....................   United States     12,950,000       12,950,000


                     Quarterly Statement of Investments | 3

Franklin High Income Trust

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
          CORPORATE BONDS (CONTINUED)
          COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
          JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 ........   United States    $24,300,000   $   18,103,500
   (e, f) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..................   United States     10,000,000           50,000
                                                                                                                      --------------
                                                                                                                          72,760,743
                                                                                                                      --------------
          CONSUMER DURABLES & APPAREL 3.2%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...........................   United States     26,000,000       20,410,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .....................   United States     20,000,000       18,750,000
          KB Home, senior note,
             6.25%, 6/15/15 ........................................................   United States     20,000,000       15,400,000
             7.25%, 6/15/18 ........................................................   United States     10,000,000        7,650,000
                                                                                                                      --------------
                                                                                                                          62,210,000
                                                                                                                      --------------
          CONSUMER SERVICES 5.5%
          Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ......................   United States     10,000,000        5,250,000
      (c) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...........................   United States     20,000,000        1,400,000
          Host Hotels & Resorts LP, senior note,
             K, 7.125%, 11/01/13 ...................................................   United States     19,175,000       15,292,063
             M, 7.00%, 8/15/12 .....................................................   United States      7,100,000        5,928,500
             Q, 6.75%, 6/01/16 .....................................................   United States      9,500,000        6,887,500
          MGM MIRAGE, senior note,
             6.625%, 7/15/15 .......................................................   United States     35,000,000       13,781,250
             6.875%, 4/01/16 .......................................................   United States     10,000,000        4,500,000
          Pinnacle Entertainment Inc., senior sub. note,
             8.25%, 3/15/12 ........................................................   United States      6,000,000        5,370,000
             8.75%, 10/01/13 .......................................................   United States     14,100,000       12,619,500
          Royal Caribbean Cruises Ltd.,
             senior deb., 7.25%, 3/15/18 ...........................................   United States     17,000,000        8,075,000
             senior note, 8.00%, 5/15/10 ...........................................   United States      4,200,000        3,423,000
             senior note, 6.875%, 12/01/13 .........................................   United States     13,800,000        7,521,000
          Starwood Hotels & Resorts Worldwide Inc., senior notes, 6.75%, 5/15/18 ...   United States      3,300,000        2,227,788
      (e) Station Casinos Inc.,
             senior note, 6.00%, 4/01/12 ...........................................   United States      9,300,000        2,929,500
             senior note, 7.75%, 8/15/16 ...........................................   United States      8,200,000        2,501,000
             senior sub. note, 6.50%, 2/01/14 ......................................   United States      3,400,000          119,000
             senior sub. note, 6.875%, 3/01/16 .....................................   United States      8,400,000          294,000
          Universal City Development, senior note, 11.75%, 4/01/10 .................   United States     10,000,000        7,700,000
                                                                                                                      --------------
                                                                                                                         105,819,101
                                                                                                                      --------------
          DIVERSIFIED FINANCIALS 3.4%
          Citigroup Capital XXI, pfd., junior sub. bond, 8.30%, 12/21/77 ...........   United States     12,800,000        5,952,000
          Citigroup Inc., sub. note, 5.00%, 9/15/14 ................................   United States      2,100,000        1,449,000
      (c) GMAC LLC, senior note, 144A, 6.875%, 9/15/11 .............................   United States     40,000,000       26,066,080
      (d) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ..............   United States     25,000,000       17,284,275
      (e) Lehman Brothers Holdings Inc., senior note,
             6.20%, 9/26/14 ........................................................   United States     17,000,000        2,295,000
             7.00%, 9/27/27 ........................................................   United States      8,000,000        1,080,000
          Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 ....................   United States     15,000,000       11,826,690
                                                                                                                      --------------
                                                                                                                          65,953,045
                                                                                                                      --------------


                     4 | Quarterly Statement of Investments

Franklin High Income Trust

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
          CORPORATE BONDS (CONTINUED)
          ENERGY 13.8%
          Atlas Pipeline Partners LP, senior note,
             8.125%, 12/15/15 ......................................................   United States    $14,000,000   $    8,960,000
             8.75%, 6/15/18 ........................................................   United States     11,000,000        6,875,000
          Chesapeake Energy Corp., senior note,
             9.50%, 2/15/15 ........................................................   United States      5,000,000        4,675,000
             6.625%, 1/15/16 .......................................................   United States     10,000,000        8,225,000
             6.25%, 1/15/18 ........................................................   United States     27,600,000       21,597,000
          Compagnie Generale de Geophysique-Veritas, senior note, 7.50%,
             5/15/15 ...............................................................   France             3,850,000        3,031,875
          El Paso Corp., senior note,
             12.00%, 12/12/13 ......................................................   United States      8,000,000        8,560,000
             6.875%, 6/15/14 .......................................................   United States     15,000,000       13,341,900
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 .........................   United States     27,000,000       20,520,000
          MarkWest Energy Partners LP, senior note, 8.75%, 4/15/18 .................   United States     25,000,000       17,875,000
          Peabody Energy Corp., senior note,
             7.375%, 11/01/16 ......................................................   United States      6,900,000        6,762,000
             B, 6.875%, 3/15/13 ....................................................   United States      5,000,000        4,887,500
      (c) Petrohawk Energy Corp., senior note, 144A, 10.50%, 8/01/14 ...............   United States     16,100,000       15,939,000
      (c) Petroplus Finance Ltd., senior note, 144A,
             6.75%, 5/01/14 ........................................................   Switzerland       22,000,000       17,160,000
             7.00%, 5/01/17 ........................................................   Switzerland        6,400,000        4,768,000
          Plains Exploration & Production Co., senior note, 7.625%, 6/01/18 ........   United States     27,000,000       23,625,000
          Pride International Inc., senior note, 7.35%, 7/15/14 ....................   United States     10,000,000       10,000,000
          Quicksilver Resources Inc., senior note, 8.25%, 8/01/15 ..................   United States      1,650,000        1,353,000
      (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .................   United States     25,000,000       19,625,000
          Tesoro Corp., senior note, 6.50%, 6/01/17 ................................   United States     30,000,000       23,250,000
          The Williams Cos. Inc., senior note,
             7.875%, 9/01/21 .......................................................   United States     15,000,000       14,051,940
             8.75%, 3/15/32 ........................................................   United States     13,000,000       12,183,756
                                                                                                                      --------------
                                                                                                                         267,265,971
                                                                                                                      --------------
          FOOD, BEVERAGE & TOBACCO 4.0%
          Altria Group Inc., senior bond, 9.25%, 8/06/19 ...........................   United States     16,300,000       16,652,488
          Dean Foods Inc., senior note, 7.00%, 6/01/16 .............................   United States     20,000,000       19,100,000
          Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .............   United States     15,000,000       13,206,675
          Smithfield Foods Inc., senior note,
             7.00%, 8/01/11 ........................................................   United States     18,900,000       14,364,000
             7.75%, 5/15/13 ........................................................   United States      7,500,000        4,875,000
   (c, g) Tyson Foods Inc., senior note, 144A, 10.50%, 3/01/14 .....................   United States      9,900,000        9,380,250
                                                                                                                      --------------
                                                                                                                          77,578,413
                                                                                                                      --------------
          HEALTH CARE EQUIPMENT & SERVICES 8.9%
          DaVita Inc., senior sub. note, 7.25%, 3/15/15 ............................   United States     25,000,000       24,375,000
          FMC Finance III SA, senior note, 6.875%, 7/15/17 .........................   Germany           15,000,000       14,812,500
      (c) Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15 ...............   Germany            9,450,000        9,922,500
          HCA Inc.,
             senior note, 6.50%, 2/15/16 ...........................................   United States      6,300,000        4,252,500
             senior secured note, 9.125%, 11/15/14 .................................   United States     35,000,000       32,900,000
      (h)    senior secured note, PIK, 9.625%, 11/15/16 ............................   United States     10,000,000        8,375,000


                     Quarterly Statement of Investments | 5

Franklin High Income Trust

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
          CORPORATE BONDS (CONTINUED)
          HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
          Tenet Healthcare Corp., senior note,
             7.375%, 2/01/13 .......................................................   United States    $10,000,000   $    8,500,000
             9.875%, 7/01/14 .......................................................   United States     18,800,000       14,993,000
   (b, h) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
             3/15/12 ...............................................................   United States     26,868,000       16,456,650
          United Surgical Partners International Inc., senior sub. note,
             8.875%, 5/01/17 .......................................................   United States      8,500,000        6,566,250
      (h)    PIK, 9.25%, 5/01/17 ...................................................   United States     12,000,000        8,220,000
          Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 ..............................................................   United States     25,000,000       23,000,000
                                                                                                                      --------------
                                                                                                                         172,373,400
                                                                                                                      --------------
          MATERIALS 7.5%
          Crown Americas Inc., senior note, 7.75%, 11/15/15 ........................   United States     25,000,000       25,312,500
          Freeport-McMoRan Copper & Gold Inc., senior note,
             8.25%, 4/01/15 ........................................................   United States     13,075,000       11,730,726
             8.375%, 4/01/17 .......................................................   United States     17,400,000       15,028,328
          Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...........   United States     25,000,000       12,000,000
      (c) Ineos Group Holdings PLC, senior secured note, 144A, 8.50%,
             2/15/16 ...............................................................   United Kingdom    30,000,000        1,950,000
          Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ....................   United States      5,000,000        4,612,545
      (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...................   United States     20,000,000        8,000,000
          Nalco Co., senior sub. note, 8.875%, 11/15/13 ............................   United States     25,000,000       24,312,500
          NewPage Corp., senior secured note, 10.00%, 5/01/12 ......................   United States     25,000,000        7,687,500
          Novelis Inc., senior note, 7.25%, 2/15/15 ................................   Canada            30,000,000        9,525,000
          Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ........   United States      5,000,000        4,850,000
          Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .........................   United States     20,000,000       19,300,000
          Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ..............   Ireland            3,300,000        1,938,750
                                                                                                                      --------------
                                                                                                                         146,247,849
                                                                                                                      --------------
          MEDIA 9.3%
   (e, f) Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 ........   Germany           38,000,000            3,800
          CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .....................   Canada            25,000,000        3,750,000
   (e, i) CCH I Holdings LLC, senior note, 13.50%, 1/15/14 .........................   United States     15,500,000          232,500
      (i) CCH II LLC, senior note, 10.25%, 9/15/10 .................................   United States     40,000,000       30,520,840
          CSC Holdings Inc.,
             senior deb., 7.625%, 7/15/18 ..........................................   United States      8,000,000        7,200,000
             senior note, 6.75%, 4/15/12 ...........................................   United States      7,750,000        7,478,750
      (c)    senior note, 144A, 8.50%, 4/15/14 .....................................   United States      4,000,000        3,860,000
          Dex Media Inc.,
             senior disc. note, 9.00%, 11/15/13 ....................................   United States     18,300,000        1,281,000
             senior note, B, 8.00%, 11/15/13 .......................................   United States     22,375,000        1,566,250
          DIRECTV Holdings LLC, senior note,
             8.375%, 3/15/13 .......................................................   United States      5,000,000        5,075,000
             7.625%, 5/15/16 .......................................................   United States     15,000,000       14,475,000
          EchoStar DBS Corp., senior note,
             6.375%, 10/01/11 ......................................................   United States     10,000,000        9,575,000
             7.125%, 2/01/16 .......................................................   United States     20,000,000       18,150,000
          Idearc Inc., senior note, 8.00%, 11/15/16 ................................   United States     28,000,000          560,000


                     6 | Quarterly Statement of Investments

Franklin High Income Trust

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
          CORPORATE BONDS (CONTINUED)
          MEDIA (CONTINUED)
          Lamar Media Corp., senior sub. note,
             6.625%, 8/15/15 .......................................................   United States    $17,800,000   $   11,570,000
             B, 6.625%, 8/15/15 ....................................................   United States     10,000,000        6,300,000
          Liberty Media Corp., senior note, 5.70%, 5/15/13 .........................   United States     25,000,000       19,043,150
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...................   United States     20,000,000       10,500,000
          Quebecor Media Inc., senior note, 7.75%, 3/15/16 .........................   Canada            27,500,000       22,550,000
          R.H. Donnelley Corp.,
             senior disc. note, A-1, 6.875%, 1/15/13 ...............................   United States        900,000           42,750
             senior disc. note, A-2, 6.875%, 1/15/13 ...............................   United States        600,000           22,500
             senior note, A-3, 8.875%, 1/15/16 .....................................   United States        100,000            5,250
          Radio One Inc., senior sub. note,
             B, 8.875%, 7/01/11 ....................................................   United States     10,000,000        3,237,500
             6.375%, 2/15/13 .......................................................   United States      5,000,000        1,231,250
   (c, h) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
             3/15/15 ...............................................................   United States     15,000,000        1,200,000
                                                                                                                      --------------
                                                                                                                         179,430,540
                                                                                                                      --------------
          REAL ESTATE 0.0%(j)
          Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...............   United States      1,875,000          834,375
                                                                                                                      --------------
          RETAILING 1.5%
          Dollar General Corp., senior note, 10.625%, 7/15/15 ......................   United States     20,000,000       20,150,000
          Michaels Stores Inc., senior note, 10.00%, 11/01/14 ......................   United States     28,000,000        9,695,000
                                                                                                                      --------------
                                                                                                                          29,845,000
                                                                                                                      --------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
          Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ..............   United States     15,800,000        2,923,000
                                                                                                                      --------------
          SOFTWARE & SERVICES 1.8%
          First Data Corp., senior note, 9.875%, 9/24/15 ...........................   United States     15,000,000        8,325,000
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 ..........................................   United States     11,100,000        9,490,500
             senior sub. note, 10.25%, 8/15/15 .....................................   United States     24,175,000       16,680,750
                                                                                                                      --------------
                                                                                                                          34,496,250
                                                                                                                      --------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
          Celestica Inc., senior sub. note,
             7.875%, 7/01/11 .......................................................   Canada            13,400,000       12,914,250
             7.625%, 7/01/13 .......................................................   Canada             5,000,000        4,500,000
   (c, e) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .................   Canada            20,000,000        2,850,000
          Sanmina-SCI Corp.,
   (b, c)    senior note, 144A, FRN, 4.746%, 6/15/14 ...............................   United States      5,000,000        2,400,000
             senior sub. note, 6.75%, 3/01/13 ......................................   United States     14,000,000        5,670,000
             senior sub. note, 8.125%, 3/01/16 .....................................   United States     10,000,000        3,550,000
                                                                                                                      --------------
                                                                                                                          31,884,250
                                                                                                                      --------------
          TELECOMMUNICATION SERVICES 10.9%
          American Tower Corp., senior note, 7.00%, 10/15/17 .......................   United States     10,000,000        9,850,000
          Crown Castle International Corp., senior note, 9.00%, 1/15/15 ............   United States     15,000,000       14,700,000
      (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...................   Jamaica           27,000,000       20,250,000
          Inmarsat Finance PLC, senior note, 10.375%, 11/15/12 .....................   United Kingdom    25,000,000       25,625,000


                     Quarterly Statement of Investments | 7

Franklin High Income Trust

                                                                                                         PRINCIPAL
          FRANKLIN HIGH INCOME FUND                                                       COUNTRY        AMOUNT(a)         VALUE
          -------------------------                                                    --------------   -----------   --------------
          CORPORATE BONDS (CONTINUED)
          TELECOMMUNICATION SERVICES (CONTINUED)
          Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16 ......................   Bermuda          $ 8,000,000   $    7,580,000
      (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A,
             8.50%, 1/15/13 ........................................................   Bermuda           25,000,000       23,875,000
             8.875%, 1/15/15 .......................................................   Bermuda            4,475,000        4,251,250
      (e) Iridium LLC, senior note, D, 10.875%, 7/15/05 ............................   Bermuda           17,000,000           85,000
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .....................   United States     25,000,000       23,750,000
          Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ........   Luxembourg        18,175,000       17,697,906
          Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ..............   United States     10,000,000        4,602,020
          Qwest Communications International Inc., senior note,
             7.50%, 2/15/14 ........................................................   United States     10,000,000        8,525,000
             B, 7.50%, 2/15/14 .....................................................   United States     20,000,000       17,050,000
      (e) RSL Communications PLC,
             senior discount note, 10.125%, 3/01/08 ................................   United Kingdom    44,500,000          723,125
             senior note, 12.00%, 11/01/08 .........................................   United Kingdom     6,250,000          101,563
          Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 ....................   United Kingdom     8,900,000        8,043,375
      (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 .........   Italy             25,000,000       25,187,500
                                                                                                                      --------------
                                                                                                                         211,896,739
                                                                                                                      --------------
          TRANSPORTATION 0.4%
      (c) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .......................   United Kingdom    10,000,000        7,750,000
                                                                                                                      --------------
          UTILITIES 8.8%
          The AES Corp., senior note,
             8.00%, 10/15/17 .......................................................   United States     20,000,000       17,100,000
      (c)    144A, 8.00%, 6/01/20 ..................................................   United States      5,000,000        4,175,000
          Aquila Inc., senior note, 11.875%, 7/01/12 ...............................   United States     15,500,000       16,363,660
          Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 .......................   United States     15,000,000        9,600,000
          Edison Mission Energy, senior note, 7.00%, 5/15/17 .......................   United States     28,000,000       23,800,000
          ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ...........   United States      4,633,000        4,530,713
      (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ...................   Netherlands       20,000,000       18,900,000
          Mirant North America LLC, senior note, 7.375%, 12/31/13 ..................   United States     21,700,000       19,964,000
          NRG Energy Inc., senior note,
             7.25%, 2/01/14 ........................................................   United States      8,500,000        8,032,500
             7.375%, 2/01/16 .......................................................   United States     20,000,000       18,500,000
             7.375%, 1/15/17 .......................................................   United States      5,000,000        4,637,500
          Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
             11/01/15 ..............................................................   United States     47,000,000       23,970,000
                                                                                                                      --------------
                                                                                                                         169,573,373
                                                                                                                      --------------
          TOTAL CORPORATE BONDS (COST $2,517,718,318) ..............................                                   1,771,150,239
                                                                                                                      --------------

                                                                                                           SHARES
                                                                                                        -----------
          COMMON STOCKS 0.0%(j)
          AUTOMOBILES & COMPONENTS 0.0%(j)
   (k, l) Cambridge Industries Liquidating Trust Interest ..........................   United States      4,853,892               --
   (k, m) Harvard Industries Inc. ..................................................   United States        793,966            7,940
                                                                                                                      --------------
                                                                                                                               7,940
                                                                                                                      --------------


                     8 | Quarterly Statement of Investments

Franklin High Income Trust

          FRANKLIN HIGH INCOME FUND                                                       COUNTRY          SHARES         VALUE
          -------------------------                                                    --------------   -----------   --------------
          COMMON STOCKS (CONTINUED)
          COMMERCIAL & PROFESSIONAL SERVICES 0.0%
(k, l, m) VS Holdings Inc. .........................................................   United States      1,685,375   $           --
                                                                                                                      --------------
          TELECOMMUNICATION SERVICES 0.0%(j)
      (k) Sprint Nextel Corp. ......................................................   United States        163,094          536,579
                                                                                                                      --------------
          TOTAL COMMON STOCKS (COST $29,131,254) ...................................                                         544,519
                                                                                                                      --------------
          CONVERTIBLE PREFERRED STOCKS (COST $26,500,000) 0.9%
          UTILITIES 0.9%
          CMS Energy Trust I, 7.75%, cvt. pfd. .....................................   United States        530,000       17,923,752
                                                                                                                      --------------
          PREFERRED STOCKS 0.1%
          BANKS 0.0%(j)
          Freddie Mac, 8.375%, pfd., Z .............................................   United States        400,000          200,000
                                                                                                                      --------------
          DIVERSIFIED FINANCIALS 0.1%
      (c) Preferred Blocker Inc., 7.00%, pfd., 144A ................................   United States          8,059        1,376,578
                                                                                                                      --------------
          TOTAL PREFERRED STOCKS (COST $12,860,945) ................................                                       1,576,578
                                                                                                                      --------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $2,614,115,280) .................................................                                   1,811,997,711
                                                                                                                      --------------
          SHORT TERM INVESTMENTS (COST $87,646,633) 4.5%
          MONEY MARKET FUNDS 4.5%
      (n) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.25% .....   United States     87,646,633       87,646,633
                                                                                                                      --------------
          TOTAL INVESTMENTS (COST $2,701,761,913) 98.0% ............................                                   1,899,644,344
          OTHER ASSETS, LESS LIABILITIES 2.0% ......................................                                      39,317,585
                                                                                                                      --------------
          NET ASSETS 100.0% ........................................................                                  $1,938,961,929
                                                                                                                      ==============

See Abbreviations on page 13.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $250,744,158, representing 12.93% of net assets.

(d)  Perpetual security with no stated maturity date.

(e) Defaulted security or security for which income has been deemed uncollectible.

(f) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2009, the aggregate value of these securities was $54,705, representing less than 0.01% of net assets.

(g)  Security purchased on a when-issued basis.

(h)  Income may be received in additional securities and/or cash.

(i)  See Note 6 regarding other considerations.

(j)  Rounds to less than 0.1% of net assets.

(k)  Non-income producing for the twelve months ended February 28, 2009.

(l)  See Note 4 regarding restricted and illiquid securities.

(m)  See Note 5 regarding holdings of 5% voting securities.

(n) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the


                     10 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SECURITY VALUATION (CONTINUED)

time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $2,705,645,346
                                                                  ==============
Unrealized appreciation .......................................   $   14,987,544
Unrealized depreciation .......................................     (820,988,546)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $ (806,001,002)
                                                                  ==============

4. RESTRICTED SECURITIES

At February 28, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

                                                                     ACQUISITION
 SHARES     ISSUER                                                      DATES         COST      VALUE
---------   ------                                                   -----------   ----------   -----
4,853,892   Cambridge Industries Liquidating Trust Interest ......     1/09/02     $       --    $--
1,685,375   VS Holdings Inc. .....................................    12/06/01      1,685,375     --
                                                                                                 ---
            TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) ................................   $--
                                                                                                 ===

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended February 28, 2009, were as shown below.

                                        NUMBER OF                           NUMBER OF
                                       SHARES HELD                         SHARES HELD    VALUE                  REALIZED
                                      AT BEGINNING    GROSS       GROSS       AT END      AT END   INVESTMENT    CAPITAL
NAME OF ISSUER                          OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD   OF PERIOD    INCOME    GAIN (LOSS)
--------------                        ------------  ---------  ----------  -----------  ---------  ----------  -----------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. ............      793,966       --         --         793,966     $7,940      $--          $--
VS Holdings Inc. ...................    1,685,375       --         --       1,685,375         --       --           --
                                                                                          ------      ---          ---
TOTAL AFFILIATED SECURITIES
   (0.00%(a) of Net Assets) .........................................................     $7,940      $--          $--
                                                                                          ======      ===          ===

(a)  Rounds to less than 0.01% of net assets.


                     Quarterly Statement of Investments | 11

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                 LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                               -----------   --------------   -------   --------------
ASSETS:
   Investments in Securities   $89,867,902   $1,809,721,737   $54,705   $1,899,644,344


                     12 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

7. FAIR VALUE MEASUREMENTS (CONTINUED)

At February 28, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                       INVESTMENTS IN
                                                                         SECURITIES
                                                                       --------------
Beginning Balance - June 1, 2008 ...................................    $    929,079
   Net realized gain (loss) ........................................     (16,496,355)
   Net change in unrealized appreciation (depreciation) ............      16,458,981
   Net purchases (sales) ...........................................              --
   Transfers in and/or out of Level 3 ..............................        (837,000)
                                                                        ------------
Ending Balance .....................................................    $     54,705
                                                                        ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ..............    $    (35,499)
                                                                        ============

8. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Trust believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

FRN - Floating Rate Note
L/C - Letter of Credit
PIK - Payment-In-Kind

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 13

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April  27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  April 27, 2009